Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total	$ 993,524	$ 949,234
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Total	353,216	326,690
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	261,080	240,073
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	12,792	12,155
Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	92,440	89,544
Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	121,184	107,036
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	22,015	20,578
Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	9,039	7,211
Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	886	1,370
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 2,107	1,591
Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	100.00%
Total	$ 617	588
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.05%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.0499%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 140,262
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	44,045
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	85,350
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	8,998
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	865
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	357
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	422
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	225
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	39,654
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	32,487
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,381
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	1,106
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	344
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	195
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	73
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	68
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	45,885	45,887
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	12,257
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	9,188
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	12,169
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	6,065
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,000
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	308
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	764
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	134
Other retail [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	35,279	$ 32,847
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	535
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	6,720
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	18,284
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,846
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	2,830
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	26
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	848
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	$ 190